Sanctions - Additional Information (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands	CLF ( ) item	CLP ($)
GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount | $		$ 2,196,828
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount | $		124,058
Number of proceedings for sanctions pending | item	0
Bio Bio Regional Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	500	24,812
Valparaiso Regional Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	500	24,812
Tarapaca's Secretary of Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	500	49,624
Number of pending reconsideration | item	2
Coquimbo's Secretary of Health Ministry [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount	500	$ 24,812